PROPERTY, PLANT AND EQUIPMENT (Details) - yr	Dec. 31, 2020	Dec. 31, 2019
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	7
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	21
Utilities [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10
Utilities [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		10
Utilities [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		20
Transport
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10
Transport | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		10
Transport | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		20
Energy [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	5	5
Energy [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10	10
Sustainable Resources [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year	10
Sustainable Resources [Member] | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		3
Sustainable Resources [Member] | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Terminal Year		21
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Discounted cash flows | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization rate	700.00%	800.00%
Property, plant and equipment [member] | Utilities [Member] | Infrastructure | Discounted cash flows | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	14.00%	14.00%
Terminal capitalization rate	2300.00%	2100.00%
Property, plant and equipment [member] | Transport | Infrastructure | Discounted cash flows | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	7.00%	7.00%
Terminal capitalization rate	900.00%	900.00%
Property, plant and equipment [member] | Transport | Infrastructure | Discounted cash flows | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	13.00%	13.00%
Terminal capitalization rate	1400.00%	1400.00%
Property, plant and equipment [member] | Energy [Member] | Infrastructure | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	15.00%	15.00%
Terminal capitalization rate	1000.00%	1000.00%
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Discounted cash flows
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates	600.00%
Terminal capitalization rate	600.00%
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Discounted cash flows | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		5.00%
Terminal capitalization rate		500.00%
Property, plant and equipment [member] | Sustainable Resources [Member] | Infrastructure | Discounted cash flows | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Discount rates		10.00%
Terminal capitalization rate		1000.00%